Subsequent Events	6 Months Ended
Jun. 30, 2019
Subsequent Events [Abstract]
Subsequent Events

Note 15 – Subsequent Events

Common Stock Exchanged for Debt, Officer

On September 4, 2019, the Company’s CEO purchased 400,000 shares of common stock at a price of $0.50 per share. The consideration for such shares was paid by the cancellation of $200,000 of outstanding indebtedness of the Company to the CEO under a promissory note, dated February 13, 2019.

Common Stock Sales

On various dates between July 18, 2019 and September 4, 2019, the Company sold an aggregate of 4,109,000 shares of common stock at a price of $0.50 per share for total cash proceeds of $2,054,500.

Common Stock Options Exercised

On August 28, 2019, a total of 51,040 shares of common stock were issued upon exercise on a cashless basis of options to purchase 58,331 shares of common stock at a price $0.50 per share.

Debt Exchange

On July 22, 2019, the Company exchanged two outstanding demand notes bearing 6% interest (See Note 11), in the aggregate amount of $207,332, consisting of $200,000 of principal and $7,332 of accrued interest, for a convertible promissory note in the principal amount of $207,332, bearing 6% interest, due on demand and convertible into common stock at a fixed conversion price of $0.50 per share.